Amounts Receivable - Summary of Amounts Receivables (Detail) - CAD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 3,096	$ 3,348
Taxes receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	2,486	1,941
San Pedrito sale receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	0	1,359
Trade receivables [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	394
Other account receivable [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	$ 216	$ 48